Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Debt [Abstract]
Long-Term Debt
The amounts of long-term debt shown in the accompanying combined carve-out balance sheets of December 31, 2021 and December 31, 2022, are analyzed as follows:
Loan facilities	Borrowers	As of December 31, 2021	As of December 31, 2022
$18.0 Million Term Loan Facility	Rocket- Gamora	16,300,000	13,250,000
Total long-term debt		$16,300,000	$13,250,000
Less: Deferred financing costs		(300,257)	(180,526)
Total long-term debt, net of deferred finance costs		15,999,743	13,069,474

Presented:
Current portion of long-term debt		$3,050,000	$2,700,000
Less: Current portion of deferred finance costs		(119,731)	(93,698)
Current portion of long-term debt, net of deferred finance costs		$2,930,269	$2,606,302

Non-Current portion of long-term debt		13,250,000	10,550,000
Less: Non-Current portion of deferred finance costs		(180,526)	(86,828)
Non-Current portion of long-term debt, net of deferred finance costs		$13,069,474	$10,463,172

Annual Principal Payments
The annual principal payments for the Toro Subsidiaries’ outstanding debt arrangement as of December 31, 2022, required to be made after the balance sheet date, are as follows:
Twelve-month period ending December 31,	Amount
2023	$2,700,000
2024	2,700,000
2025	7,850,000
Total long-term debt	$13,250,000